Lease (Details) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating leases:
Right-of-use assets - operating lease	$ 286,948	¥ 1,997,672
Current portion of operating lease liabilities	87,441	608,747
Non-current operating lease liabilities	$ 229,592	1,598,372
Total operating lease liabilities		2,207,119
Finance leases:
Right-of-use assets - finance lease		155,051
Current portion of finance lease liabilities		40,334
Non-current finance lease liabilities		88,790
Total finance lease liabilities		¥ 129,124